Collateral and contractual commitments for the acquisition of property, plant and equipment, loans to customers and other (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Collateral and Contractual Commitments for Acquisition of Property, Plant And Equipment, Loans to Customers and Other

Million US dollar	31 December 2020	31 December 2019
Collateral given for own liabilities	391	372
Contractual commitments to purchase property, plant and equipment	528	457
Contractual commitments to acquire loans to customers	150	151
Other commitments	1 953	1 911